Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Fiscal Year (1)		Compensation Actually Paid to Lawton ($) (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income ($)	Earnings per Diluted Share($) (6)
	Summary Compensation Table Total for Lawton ($) (2)				Total Stockholder Return ($)	Peer Group Total Stockholder Return ($) (5)
2025	32,277,194	24,875,183	2,667,530	1,772,322	190	159	$1,096.1 million	$2.06
2024	11,777,463	14,812,021	2,346,031	2,870,509	198	153	$1,101.2 million	$2.04
2023	11,374,666	8,377,541	2,201,273	1,730,776	154	113	$1,107.2 million	$2.02
2022	10,483,321	11,731,538	2,396,542	2,553,097	158	80	$1,088.7 million	$1.94
2021	11,117,251	40,228,142	2,801,775	8,459,346	157	121	$997.1 million	$1.72

(1)
Harry A. Lawton III
served
as the Principal Executive Officer (“PEO”) for the entirety of fiscal years 2021 through 2025 and the Company’s other Named Executive Officers for fiscal years 2021 through 2025 were: Kurt D. Barton, Robert D. Mills, J. Seth Estep and John P. Ordus.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Lawton and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other Named Executive Officers reported for the applicable year other than the PEO for such years.

(3)
To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Lawton and for the average of the other Named Executive Officers is set forth following the footnotes to this table. For purposes of valuing equity awards to calculate the CAP adjustments, equity awards were calculated based on their fair value as of the applicable date, calculated in accordance with the methodology used for financial reporting purposes. For awards subject to performance-based vesting conditions as of the end of the applicable fiscal year, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the applicable fiscal year, which is consistent the same methodology used to determine the grant date fair value of the awards.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)	The TSR Peer Group consists of the S&P Retail Index, an independently prepared index that includes companies in the retail industry.

(6)
As noted in the CD&A, for 2025, the Compensation and Human Capital Committee determined that earnings per diluted share continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a performance metric for the PSUs granted in fiscal 2025.

CAP Adjustments

Year	Summary Compensation Table Total ($)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Equals Compensation Actually Paid ($)
Harry A. Lawton III
2025	32,277,194	29,249,123	27,225,075	(5,244,316)	—	(133,647)		24,875,183
2024	11,777,463	8,749,662	10,819,557	(1,943,653)	—	2,908,316	—	14,812,021
2023	11,374,666	8,499,609	7,183,422	(2,914,843)	—	1,233,905	—	8,377,541
2022	10,483,321	6,999,737	9,389,310	157,258	—	(1,298,614)	—	11,731,538
2021	11,117,251	6,749,768	18,301,632	17,341,829	—	217,198	—	40,228,142
Other Named Executive Officers (Average)
2025	2,667,530	1,424,831	1,225,202	(682,194)	—	(13,385)	—	1,772,322
2024	2,346,031	1,201,412	1,485,573	(303,751)	—	544,068	—	2,870,509
2023	2,201,273	1,098,037	932,554	(494,952)	—	189,938	—	1,730,776
2022	2,396,542	1,174,713	1,575,735	32,210	—	(276,677)	—	2,553,097
2021	2,801,775	1,374,903	3,728,036	3,113,761	—	190,677	—	8,459,346

Company Selected Measure Name	earnings per diluted share
Named Executive Officers, Footnote
(1)
Harry A. Lawton III
served
as the Principal Executive Officer (“PEO”) for the entirety of fiscal years 2021 through 2025 and the Company’s other Named Executive Officers for fiscal years 2021 through 2025 were: Kurt D. Barton, Robert D. Mills, J. Seth Estep and John P. Ordus.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the S&P Retail Index, an independently prepared index that includes companies in the retail industry.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total ($)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Equals Compensation Actually Paid ($)
Harry A. Lawton III
2025	32,277,194	29,249,123	27,225,075	(5,244,316)	—	(133,647)		24,875,183
2024	11,777,463	8,749,662	10,819,557	(1,943,653)	—	2,908,316	—	14,812,021
2023	11,374,666	8,499,609	7,183,422	(2,914,843)	—	1,233,905	—	8,377,541
2022	10,483,321	6,999,737	9,389,310	157,258	—	(1,298,614)	—	11,731,538
2021	11,117,251	6,749,768	18,301,632	17,341,829	—	217,198	—	40,228,142
Other Named Executive Officers (Average)
2025	2,667,530	1,424,831	1,225,202	(682,194)	—	(13,385)	—	1,772,322
2024	2,346,031	1,201,412	1,485,573	(303,751)	—	544,068	—	2,870,509
2023	2,201,273	1,098,037	932,554	(494,952)	—	189,938	—	1,730,776
2022	2,396,542	1,174,713	1,575,735	32,210	—	(276,677)	—	2,553,097
2021	2,801,775	1,374,903	3,728,036	3,113,761	—	190,677	—	8,459,346

Non-PEO NEO Average Total Compensation Amount	$ 2,667,530	$ 2,346,031	$ 2,201,273	$ 2,396,542	$ 2,801,775
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,772,322	2,870,509	1,730,776	2,553,097	8,459,346
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total ($)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Equals Compensation Actually Paid ($)
Harry A. Lawton III
2025	32,277,194	29,249,123	27,225,075	(5,244,316)	—	(133,647)		24,875,183
2024	11,777,463	8,749,662	10,819,557	(1,943,653)	—	2,908,316	—	14,812,021
2023	11,374,666	8,499,609	7,183,422	(2,914,843)	—	1,233,905	—	8,377,541
2022	10,483,321	6,999,737	9,389,310	157,258	—	(1,298,614)	—	11,731,538
2021	11,117,251	6,749,768	18,301,632	17,341,829	—	217,198	—	40,228,142
Other Named Executive Officers (Average)
2025	2,667,530	1,424,831	1,225,202	(682,194)	—	(13,385)	—	1,772,322
2024	2,346,031	1,201,412	1,485,573	(303,751)	—	544,068	—	2,870,509
2023	2,201,273	1,098,037	932,554	(494,952)	—	189,938	—	1,730,776
2022	2,396,542	1,174,713	1,575,735	32,210	—	(276,677)	—	2,553,097
2021	2,801,775	1,374,903	3,728,036	3,113,761	—	190,677	—	8,459,346

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and Company TSR
The following graph demonstrates the relationship between CAP over the five-year cumulative period to the PEOs and the other Named Executive Officers and the TSR of the Company and the TSR Peer Group over the same period:

Compensation Actually Paid vs. Net Income
Relationship Between CAP and Net Income
The following graph demonstrates the relationship between CAP over the five-year cumulative period to the PEOs and the other Named Executive Officers and the Company’s net income over the same period:

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CAP and Diluted Earnings Per Share
The following graph demonstrates the relationship between CAP over the five-year cumulative period to the PEOs and the other Named Executive Officers and the Company’s diluted earnings per share over the same period:

Total Shareholder Return Vs Peer Group
Relationship Between CAP and Company TSR
The following graph demonstrates the relationship between CAP over the five-year cumulative period to the PEOs and the other Named Executive Officers and the TSR of the Company and the TSR Peer Group over the same period:

Tabular List, Table
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the Named Executive Officers for 2025. Please see the CD&A for further information regarding each of the measures and their use in the Company’s executive compensation program.

•	Earnings per diluted share

•	Net sales

•	Relative total stockholder return

•	Stock price

Total Shareholder Return Amount	$ 190	198	154	158	157
Peer Group Total Shareholder Return Amount	159	153	113	80	121
Net Income (Loss)	$ 1,096,100,000	$ 1,101,200,000	$ 1,107,200,000	$ 1,088,700,000	$ 997,100,000
Company Selected Measure Amount	2.06	2.04	2.02	1.94	1.72
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per diluted share
Non-GAAP Measure Description	As noted in the CD&A, for 2025, the Compensation and Human Capital Committee determined that earnings per diluted share continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a performance metric for the PSUs granted in fiscal 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Net sales
Measure:: 3
Pay vs Performance Disclosure
Name	Relative total stockholder return
Measure:: 4
Pay vs Performance Disclosure
Name	Stock price
Harry A. Lawton III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 32,277,194	$ 11,777,463	$ 11,374,666	$ 10,483,321	$ 11,117,251
PEO Actually Paid Compensation Amount	$ 24,875,183	14,812,021	8,377,541	11,731,538	40,228,142
PEO Name	Harry A. Lawton III
PEO | Harry A. Lawton III [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 27,225,075	10,819,557	7,183,422	9,389,310	18,301,632
PEO | Harry A. Lawton III [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,244,316)	(1,943,653)	(2,914,843)	157,258	17,341,829
PEO | Harry A. Lawton III [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Harry A. Lawton III [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,647)	2,908,316	1,233,905	(1,298,614)	217,198
PEO | Harry A. Lawton III [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Harry A. Lawton III [Member] | Grant Date Fair Value of Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,249,123)	(8,749,662)	(8,499,609)	(6,999,737)	(6,749,768)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,225,202	1,485,573	932,554	1,575,735	3,728,036
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(682,194)	(303,751)	(494,952)	32,210	3,113,761
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,385)	544,068	189,938	(276,677)	190,677
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,424,831)	$ (1,201,412)	$ (1,098,037)	$ (1,174,713)	$ (1,374,903)